8. OTHER OPERATING GAINS (LOSSES), NET (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Operating Gains Losses Net Details
Insurance proceeds	CAD 6,171
Loss on disposal of assets	(269)	CAD (2,565)	CAD (30)
Other operating gains (losses), net	CAD 5,902	CAD (2,565)	CAD (30)